Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Utilities Index ETF	Nov. 29, 2024
Fidelity MSCI Utilities Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(7.45%)
Past 5 years	6.44%
Past 10 years	8.56%
Fidelity MSCI Utilities Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(8.14%)
Past 5 years	5.67%
Past 10 years	7.72%
Fidelity MSCI Utilities Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.89%)
Past 5 years	5.00%
Past 10 years	6.84%
IXWN5
Average Annual Return:
Past 1 year	(7.35%)
Past 5 years	6.55%
Past 10 years	8.69%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%